Organization and Principal Activities (Details)	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025 USD ($)	Oct. 25, 2023 CNY (¥)	Mar. 03, 2022 USD ($)	Oct. 13, 2015 USD ($)	Oct. 13, 2015 HKD ($)	Dec. 24, 2001 USD ($)	Nov. 18, 2000 CNY (¥)	Dec. 05, 1991 CNY (¥)
Organization and Principal Activities [Line Items]
Registered capital					$ 8,109,513	$ 63,254,200
Date of incorporate	Nov. 10, 2020
Existing shares [Member] | Yongjun Liu [Member]
Organization and Principal Activities [Line Items]
Registered capital | $		$ 5,000
Kang Fu [Member]
Organization and Principal Activities [Line Items]
Registered capital | $				$ 50,602,400			$ 602,400
Ownership percentage					100.00%	100.00%
Yangzhou Huada [Member]
Organization and Principal Activities [Line Items]
Registered capital									¥ 51,390,000
Jiangsu Yada [Member]
Organization and Principal Activities [Line Items]
Registered capital								¥ 50,000,000
Hainan Ruiying [Member]
Organization and Principal Activities [Line Items]
Ownership percentage			51.00%
Hainan [Member]
Organization and Principal Activities [Line Items]
Registered capital			¥ 10,000,000